                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

         of fiscal year ending:  12/31/98(b)

Is this a transition report? (Y/N)    N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.  Registrant Name: New England Variable Life Separate Account

    B.  File Number:  811-3713

    C.  Telephone Number:  617-578-2000

2.  A.  Street:  501 Boylston Street

    B.  City:  Boston     C.      State:  MA        D.       Zip Code: 02116
                                                             Zip Ext:

    E.  Foreign Country:                   Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)        N
                                                                     ---

4.  Is this the last filing on this form by Registrant? (Y/N)         N
                                                                     ---

5.  Is Registrant a small business investment company (SBIC)?
    (Y/N)                                                             N
         ----------------------------------------------------        ---

    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                      -------        ---

    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A. Is Registrant a series or multiple portfolio company?
       (Y/N)
            ------
       [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?
                                ---------------

For period ending 12/31/98                             If filing more than File
                  --------                             one Page 47, "X" box:
Number 811-3713
           ----

UNIT INVESTMENT TRUSTS


111. A.  Depositor Name:   New England Life Insurance Company
                        --------------------------------------------------------

     B.  File Number (if any)
                             ---------------------------------------------------

     C.  City:  Boston   State  MA   Zip Code 02116 Zip Ext.:
               --------        ----          -------         -------------------

         Foreign Country:             Foreign Postal Code:
                          -----------                      ---------------------

111. A.  Depositor Name:
                         -------------------------------------------------------

     B.  File Number (If any):
                               ------------------

     C.  City:            State:       Zip Code:      Zip Ext.:
               ----------        -----          -----          -----------------

         Foreign County:                 Foreign Postal Code:
                         --------------                      -------------------

112. A.  Sponsor Name:
                      ----------------------------------------------------------

     B.  File Number (If any):
                               --------------

     C.  City:           State:        Zip Code:      Zip Ext.:
               ---------        ------           ----          -----------------

         Foreign Country:                Foreign Postal Code:
                          -------------                      -------------------

112. A.  Sponsor Name:
                       ---------------------------------------------------------

     B.  File Number (If any):
                               -----------------

     C.  City:           State:        Zip Code:       Zip Ext.:
              ----------        ------           ----           ----------------

         Foreign Country:               Foreign Postal Code:
                          ------------                      --------------------

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For period ending 12/31/98                              If filing more than File
                  --------                              one Page 48, "X" box:
Number 811-3713
           ----


113.   A.   Trustee Name:
                          --------------------------------------------

       B.   City:           State:       Zip Code:       Zip Ext.:
                  ---------        -----           -----          ----

            Foreign Country:              Foreign Postal Code:
                             ------------                      -------

113.   A.   Trustee Name:
                          --------------------------------------------

       B.   City:           State:       Zip Code:       Zip Ext.:
                  ---------        -----           -----          ----

            Foreign Country:              Foreign Postal Code:
                             -----------                      --------

114.   A.   Principal Underwriter Name: New England Securities Corporation
                                        -----------------------------------
       B.   File Number: 8- 13910
                            -----

       C.   City: Boston State:   MA   Zip Code: 02116 Zip Ext.:
                  ------         ----            -----           -----

            Foreign Country:             Foreign Postal Code:
                             ----------                      ---------

114.   A.   Principal Underwriter Name:

       B.   File Number: 8-
                            ------------

       C.   City:         State:         Zip Code:         Zip Ext.:
                 --------        -------           ------           ----

            Foreign Country:               Foreign Postal Code:
                             ------------                      ---------

115.   A.   Independent Public Accountant Name: Deloitte & Touche, LLP
                                                ------------------------

       B.   City:  Boston  State:   MA   Zip Code: 02110 Zip Ext.:
                  --------         ----            -----          ------

            Foreign Country:                  Foreign Postal Code:
                             ---------------                      ------

115.   A.   Independent Public Accountant Name:
                                                ------------------------

            City:             State:       Zip Code:      Zip Ext.:
                  ----------        -----           -----          ----

            Foreign Country:                 Foreign Postal Code:
                             ---------------                     ------

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For period ending 12/31/98                              If filing more than File
                  --------                              one Page 49, "X" box:
Number 811-3713
           ----

116. Family of Investment companies information:

     A.  Is Registrant part of a family of investment companies?
         (Y/N)                                                        N
              --------------------------------------------------     ---
                                                                     Y/N

     B.  Identify the family in 10 letters:
                                           - - - - - - - - - -
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?
         (Y/N)                                                        Y
              --------------------------------------------------     ---
                                                                     Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts? (Y/N)                            N
                                          ----------------------     ---
                                                                     Y/N

     C.  Scheduled premium variable life contracts? (Y/N)             Y
                                                         -------     ---
                                                                     Y/N

     D.  Flexible premium variable life contracts? (Y/N)              Y
                                                        --------     ---
                                                                     Y/N

     E.  Other types of insurance products registered under the
         Securities Act of 1933? (Y/N)                                N
                                      --------------------------     ---
                                                                     Y/N

118. State the number of series existing at the end of the
     period that had securities registered under the
     Securities Act of 1933                                           1
                           -------------------------------------     ---

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became effective
     during the period                                                0
                      ------------------------------------------     ---

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted)                                              $
                     -------------------------------------------    ----

121. State the number of series for which a current prospectus
     was in existence at the end of the period                        1
                                              ------------------     ---

122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period                                        0
                              ----------------------------------     ---

For period ending 12/31/98                              If filing more than File
                  --------                              one Page 50, "X" box:
Number 811-3713
           ----

123. State the total value of the additional units considered
     in answering item 122 ($000's omitted)                         $
                                             ------------------      ------

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the
     current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted)                                               $
                     --------------------------------------------    ------

125. State the total dollar amount of sales loads collected
     (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter which is an affiliated person of the principal under writer during the current period solely from the sale of units of all
     series of Registrant ($000's omitted)                          $19,899
                                          -----------------------    ------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.) ($000's omitted)            $
                                                        ---------    ------

For period ending 12/31/98                              If filing more than File
                  --------                              one Page 50, "X" box:
Number 811-3713
           ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                               Number of         Total Assets     Total Income
                                 Series            ($000's        Distributions
                               Investing           omitted)     ($000's omitted)
                               ---------         ------------   ---------------

A. U.S. Treasury
   direct issue                                  $                 $
                                --------          ---------         ------------
B. U.S. Government
   agency                                        $                 $
                                --------          ---------         ------------
C. State and municipal
   tax-free                                      $                 $
                                --------          ---------         ------------

D. Public utility debt                           $                 $
                                --------          ---------         ------------

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent                                        $                 $
                                --------          ---------         ------------
F. All other corporate
   intermed. & long-term
   debt                                          $                 $
                                --------          ---------         ------------
G. All other corporate
   short-term debt                               $                 $
                                --------          ---------         ------------
H. Equity securities of
   brokers or dealers
   or parents of brokers
   or dealers                                    $                 $
                                --------          ---------         ------------
I. Investment company
   equity securities                             $                 $
                                --------          ---------         ------------
J. All other equity
   securities                      1             $2,073,553        $187,037
                                --------          ---------         ------------

K. Other securities                              $                 $
                                --------          ---------         ------------
L. Total assets of
   all series of
   registrant                      1             $2,073,553        $
                                --------          ---------         ------------

For period ending 12/31/98                                  If filing more than
                  --------                                  one Page 51,"X" box:
File Number 811-3713
                ----

128. Is the timely payment of principal and interest on any
     of the portfolio securities held by any of Registrant's
     series at the end of the current period insured or
     guaranteed by an entity other than the issuer?
     (Y/N)                                                           N
          --------------------------------------------------        ---
                                                                    Y/N
     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128
     delinquent or in default as to payment of principal
     or interest at the end of the current period? (Y/N)
                                                                    ---
                                                                    Y/N

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is
     any part of the value attributed to instruments
     identified in item 129 derived from insurance or
     guarantees? (Y/N)
                      --------------------------------------        ---
                                                                    Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)         $10,697
                                                                  -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

      811-           811-           811-           811-           811-
           -----         -----          -----          -----          -----

                                   SIGNATURES
                                   ----------

         This report is signed on behalf of the registrant in the City of Boston and Commonwealth of Massachusetts on the 19th day of February, 1999.

                            New England Variable Life
                            Separate Account


                            By: New England Life Insurance
                                Company (Depositor)



Witness: /s/ Ellen Mitchell           By: /s/ Marie C. Swift
        --------------------             --------------------
        Ellen Mitchell                   Marie C. Swift
                                         Counsel and Assistant Secretary